Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Common Shares [Member]	Preferred Stock- Capital Surplus [Member] USD ($)	Common Stock [Member] USD ($)	Capital Surplus [Member] USD ($)	Undivided Profits [Member] USD ($)	Accumulated Other Comprehensive Income/(Loss) [Member] USD ($)		Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2009		$ 3,302,468		$ 798,685	$ 138,738	$ 1,292,509	$ 891,580	$ (114,209)	[1]	$ 295,165
Balance, shares at Dec. 31, 2009			221,980,000
Adjustment to reflect adoption of amendments to ASC 810 at Dec. 31, 2009		(10,562)					(10,562)
Net income/(loss)		61,603					50,201			11,402
Fair value adjustments, net of tax:
Securities available-for-sale		19,559						(19,559)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(3,425)						(3,425)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		9,647						9,647	[1]
Comprehensive income/(loss)		48,266					50,201	(13,337)	[1]	11,402
Preferred stock - (CPP) accretion		67,855		67,855
Preferred stock - (CPP) dividends		(115,635)					(115,635)
Redemption of preferred shares - CPP		(866,540)		(866,540)
Stock dividends declared					8,852	170,227	(179,079)
Stock dividends declared, shares			14,164,000
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs)		263,103			16,448	246,655
Common stock issuance (26.3 million shares issued at $10.50 per share net of offering costs), shares			26,316,000
Common stock repurchased		(1,345)			(74)	(1,271)
Common stock repurchased, shares			(119,000)
Common stock issued for:
Stock options and restricted stock-equity awards		180			640	(460)
Stock options and restricted stock - equity awards, shares			1,025,000
Tax benefit reversals-stock-based compensation plans		(5,577)				(5,577)
Stock-based compensation expense		11,987				11,987
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,402)								(11,402)
Other changes in equity		(4,793)					(4,793)
Balance at Dec. 31, 2010		2,678,005			164,604	1,714,070	631,712	(127,546)	[1]	295,165
Balance, shares at Dec. 31, 2010			263,366,000
Net income/(loss)		142,630					131,196			11,434
Fair value adjustments, net of tax:
Securities available-for-sale		(21,703)						21,703	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(37,616)						(37,616)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		13,303						13,303	[1]
Comprehensive income/(loss)		140,020					131,196	(2,610)	[1]	11,434
Common stock warrant repurchased-CPP		(79,700)				(79,700)
Cash dividends declared ($.04 per share)		(10,324)					(10,324)
Common stock repurchased	[2]	(45,111)			(3,925)	(41,186)
Common stock repurchased, shares			(6,281,000)
Common stock issued for:
Stock options and restricted stock-equity awards		(1)			239	(240)
Stock options and restricted stock - equity awards, shares			383,000
Tax benefit reversals-stock-based compensation plans		(5,771)				(5,771)
Stock-based compensation expense		14,173				14,173
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,434)								(11,434)
Other changes in equity		4,780					4,780
Balance at Dec. 31, 2011		2,684,637			160,918	1,601,346	757,364	(130,156)	[1]	295,165
Balance, shares at Dec. 31, 2011			257,468,000
Net income/(loss)		(16,295)					(27,759)			11,464
Fair value adjustments, net of tax:
Securities available-for-sale		11,819						(11,819)	[1]
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period, Net of tax of $(17.9) million for 2012, $(23.3) million for 2011 and $(2.0) million for 2010		(27,204)						(27,204)	[1]
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost		22,836						22,836	[1]
Comprehensive income/(loss)		(32,482)					(27,759)	(16,187)	[1]	11,464
Cash dividends declared ($.04 per share)		(9,933)					(9,933)
Common stock repurchased	[3]	(133,757)			(9,064)	(124,693)
Common stock repurchased, shares			(14,502,000)
Common stock issued for:
Stock options and restricted stock-equity awards		144			395	(251)
Stock options and restricted stock - equity awards, shares			632,000
Tax benefit reversals-stock-based compensation plans		(4,140)				(4,140)
Stock-based compensation expense		16,201				16,201
Dividends declared-noncontrolling interest of subsidiary preferred stock		(11,464)								(11,464)
Balance at Dec. 31, 2012		$ 2,509,206			$ 152,249	$ 1,488,463	$ 719,672	$ (146,343)	[1]	$ 295,165
Balance, shares at Dec. 31, 2012			243,598,000

[1]	Due to the nature of the preferred stock issued by FHN's subsidiaries, all components of other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	Includes $44 million repurchased under the share repurchase program in 2011.
[3]	Includes $131 million repurchased under the share repurchase program in 2012.